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                                    - 10 -
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130


13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George V. Young
Title:   LLC Member
Phone:   (504) 525-0808


Signature, Place, and Date of Signing:

  /s/ George V. Young          New Orleans, LA            January 27, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number            Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                                    - 11 -
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:   $1,050,175
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    13F File Number              Name

    ___    28-____________________      ____________________________________

    [Repeat as necessary.]

                         St. Denis J. Villere Co, LLC
                                  13F Report
                               December 31, 2011

COLUMN 1                   COLUMN 2     COLUMN 3         COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------                -------------- ----------- -------------------- ---------------- ---------- -------- --------------------
                                                                                                               Voting Authority
                                                                                                             --------------------
                                                   VALUE (X SHRS OR PRN                  INVESTMENT  OTHER
NAME OF ISSUER          TITLE OF CLASS   CUSIP      1,000)      AMT     SH/ PRN PUT/CALL DISCRETION MANAGER  SOLE   SHARED   NONE
--------------          -------------- ----------- -------- ----------- ------- -------- ---------- -------- ---- ---------- ----
LUMINEX CORP DEL        COM            55027E 10 2   78,855   7,018,839   Sh               OTHER                   7,018,839
VISA INC                COM CL A       92826C 83 9   68,588   4,482,545   Sh               OTHER                   4,482,545
3-D SYS CORP            COM NEW        88554D 20 5   65,721  10,568,455   Sh               OTHER                  10,568,455
POOL CORPORATION        COM            73278L 10 5   62,077   4,906,676   Sh               OTHER                   4,906,676
NORTHERN OIL & GAS INC
  NEV                   COM            665531 10 9   58,030   5,967,591   Sh               OTHER                   5,967,591
BE AEROSPACE INC        COM            073302 10 1   52,686   4,068,935   Sh               OTHER                   4,068,935
CONSTANT CONTACT INC    COM            210313 10 2   50,800   5,571,060   Sh               OTHER                   5,571,060
SANDRIDGE ENERGY INC    COM            80007P 30 7   45,343   9,591,520   Sh               OTHER                   9,591,520
O REILLY AUTOMOTIVE
  INC NEW               COM            67103H 10 7   45,016   4,511,963   Sh               OTHER                   4,511,963
JOS A BANK CLOTHIERS
  INC                   COM            480838 10 1   44,692   4,674,381   Sh               OTHER                   4,674,381
ABBOTT LABS             COM            002824 10 0   44,389   3,431,393   Sh               OTHER                   3,431,393
VARIAN MED SYS INC      COM            92220P 10 5   41,446   3,892,619   Sh               OTHER                   3,892,619
EPIQ SYS INC            COM            26882D 10 9   41,058   5,833,039   Sh               OTHER                   5,833,039
FEDEX CORP              COM            31428X 10 6   40,439   4,133,107   Sh               OTHER                   4,133,107
APPLE INC               COM            037833 10 0   40,053   3,918,022   Sh               OTHER                   3,918,022
EURONET WORLDWIDE INC   COM            298736 10 9   37,109   5,050,180   Sh               OTHER                   5,050,180
NIC INC                 COM            62914B 10 0   28,230   4,542,980   Sh               OTHER                   4,542,980
ION GEOPHYSICAL CORP    COM            462044 10 8   28,184   7,273,292   Sh               OTHER                   7,273,292
CULLEN FROST BANKERS
  INC                   COM            229899 10 9   26,602   2,459,745   Sh               OTHER                   2,459,745
BANK OF AMERICA
  CORPORATION           7.25%CNV PFD L 060505 68 2   19,957      25,390   Sh               OTHER                      21,260
MCDONALDS CORP          COM            580135 10 1   18,991     189,285   Sh               OTHER                     189,285
SCHLUMBERGER LTD        COM            806857 10 8   15,738     230,390   Sh               OTHER                     230,390
SUPERIOR ENERGY SVCS
  INC                   COM            868157 10 8   14,081     495,100   Sh               OTHER                     495,100
FLOWERS FOODS INC       COM            343498 10 1   13,564   3,894,440   Sh               OTHER                   3,894,440
SMUCKER J M CO          COM NEW        832696 40 5    9,232     118,100   Sh               OTHER                     118,100
SANCHEZ ENERGY CORP     COM            79970Y 10 5    8,778     508,600   Sh               OTHER                     508,600
SOUTHWESTERN ENERGY CO  COM            845467 10 9    4,648     145,520   Sh               OTHER                     145,520
JOHNSON & JOHNSON       COM            478160 10 4    4,217      64,300   Sh               OTHER                      64,300
EXXON MOBIL CORP        COM            30231G 10 2    4,130      48,722   Sh               OTHER                      48,722
VERIZON COMMUNICATIONS
  INC                   COM            92343V 10 4    3,780      94,212   Sh               OTHER                      94,212
WESTAR ENERGY INC       COM            95709T 10 0    3,714     129,050   Sh               OTHER                     129,050
COCA COLA CO            COM            191216 10 0    3,532      50,481   Sh               OTHER                      50,481
JPMORGAN CHASE & CO     COM            46625H 10 0    3,372     101,406   Sh               OTHER                     101,406
CHEVRON CORP NEW        COM            166764 10 0    2,885      27,117   Sh               OTHER                      27,117
GOLDMAN SACHS GROUP INC COM            38141G 10 4    2,428      26,850   Sh               OTHER                      26,850
TRIANGLE PETE CORP      COM NEW        89600B 20 1    2,421     601,586   Sh               OTHER                     601,586
MICROSOFT CORP          COM            594918 10 4    2,056      79,190   Sh               OTHER                      79,190
GENERAL MLS INC         COM            370334 10 4    1,851      45,800   Sh               OTHER                      45,800
AT&T INC                COM            00206R 10 2    1,534      50,736   Sh               OTHER                      50,736
PROCTER & GAMBLE CO     COM            742718 10 9    1,311      19,650   Sh               OTHER                      19,650
CLECO CORP NEW          COM            12561W 10 5    1,111      29,150   Sh               OTHER                      29,150

                         St. Denis J. Villere Co, LLC
                                  13F Report
                               December 31, 2011

COLUMN 1                      COLUMN 2     COLUMN 3         COLUMN 4            COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
--------                   -------------- ----------- --------------------- ---------------- ---------- -------- ----------------
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                      VALUE (X  SHRS OR PRN                  INVESTMENT  OTHER
NAME OF ISSUER             TITLE OF CLASS   CUSIP      1,000)       AMT     SH/ PRN PUT/CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------             -------------- ----------- --------- ----------- ------- -------- ---------- -------- ---- ------ ----
RAYTHEON CO                COM NEW        755111 50 7       948      19,600   Sh               OTHER                  19,600
COLGATE PALMOLIVE CO       COM            194162 10 3       946      10,244   Sh               OTHER                  10,244
NORFOLK SOUTHERN CORP      COM            655844 10 8       772      10,594   Sh               OTHER                  10,594
MICROCHIP TECHNOLOGY INC   COM            595017 10 4       689      18,800   Sh               OTHER                  18,800
SOUTHERN CO                COM            842587 10 7       648      14,000   Sh               OTHER                  14,000
INTERNATIONAL BUSINESS
  MACHS                    COM            459200 10 1       558       3,037   Sh               OTHER                   3,037
ROYAL DUTCH SHELL PLC      SPONS ADR A    780259 20 6       538       7,364   Sh               OTHER                   7,364
CATERPILLAR INC DEL        COM            149123 10 1       503       5,550   Sh               OTHER                   5,550
ALLSTATE CORP              COM            020002 10 1       329      12,000   Sh               OTHER                  12,000
3M CO                      COM            88579Y 10 1       327       4,000   Sh               OTHER                   4,000
TRAVELERS COMPANIES INC    COM            89417E 10 9       301       5,100   Sh               OTHER                   5,100
MCMORAN EXPLORATION CO     COM            582411 10 4       273      18,750   Sh               OTHER                  18,750
BRISTOL MYERS SQUIBB CO    COM            110122 10 8       264       7,500   Sh               OTHER                   7,500
HOME DEPOT INC             COM            437076 10 2       217       5,150   Sh               OTHER                   5,150
GOLD RESOURCE CORP         COM            38068T 10 5       213      10,000   Sh               OTHER                  10,000
                                                      ---------
                                                      1,050,175
                                                      ---------